Intangible Assets, Net - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Estimated Amortization Expense [Abstract]
2025 (Remainder)	$ 153
Total	$ 153	$ 305